UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-08295
                                                     ---------


                         New Providence Investment Trust
                         -------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
        (Address of principal executive offices)                     (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------


                         Date of fiscal year end: May 31
                                                  ------


                     Date of reporting period: May 31, 2005
                                               ------------

Item 1. REPORTS TO STOCKHOLDERS.

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust


                           INSTITUTIONAL CLASS SHARES
                              INVESTOR CLASS SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES

                                  ANNUAL REPORT

                         FOR THE YEAR ENDED MAY 31, 2005



                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            3717 Haddon Hall Road, NW
                                    Suite 200
                             Atlanta, Georgia 30327

                                   WISDOM FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                        Rocky Mount, North Carolina 27803
                                 1-800-525-3863

                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                            116 South Franklin Street
                        Rocky Mount, North Carolina 27803
                                 1-800-773-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Wisdom Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Fund are subject to investment risks, including, without limitation, tracking risks (an investor in the Fund should not expect that the investment performance of the Fund will be able to track the investment performance of Berkshire Hathaway, Inc.), non-diversified risk, industry concentration risk and other risks as set forth in the Fund's prospectus. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

WISDOM FUND

Annual Report to Shareholders
________________________________________________________________________________

July 22, 2005

Dear Shareholder:

For the 12 months ending May 31, 2005, the Wisdom Fund showed modest gains. The performance tables in this report show comparative results for the fund and the S&P 500 Index for the most 12 months and since inception for each class of shares.

The fund underperformed the S&P 500 Index due to two main factors:

     (1) The fund held a high level of short-term money market investments and treasury bills, emulating Berkshire Hathaway's short-term cash holdings. The S&P 500 Index is an index of 500 stocks and holds no short-term cash investments.

     (2) The financial stocks, which make up the largest percentage of stocks in the fund, were negatively affected by the Federal Reserve's increase in short-term interest rates.

Since the fund is a long-term investor, we are very pleased that our performance results since inception of the fund have been greater than if one had invested in the S&P 500 Index over the same period.

Human beings have a natural inclination to assume that the future is going to look very similar to the recent past. Bill Safire articulated this tendency on Meet The Press last year:

"I can remember back in the 1980's, the expression all the economists were using was `As far as the eye can see.' That's where all the deficits were going to lead us. And when in the 1990's, with the boom leading to the bubble and income tax revenue flowing to the government, surpluses appeared and mushroomed and everybody was saying, `There'll be surpluses as far as the eye can see.' And now here we are again saying, `Deficits as far as the eye can see.' The eye can't see very far."

Of course, Mr. Safire wasn't talking about investing, but the phenomenon of which he speaks is alive and well in today's capital markets. For instance, David Pottruck, former CEO of Charles Schwab, recently stated, "At some point, investing seems neither emotionally nor financially rewarding." The statement is shocking (and wrong) on several levels, especially for someone in his position. However, rational or not, the negative returns experienced for the S&P 500 for the last five years have had an effect on investor psychology.

The rules of investing have not changed. We believe investors still have a need to:

     o    Preserve capital,
     o    Grow their principal at an above average rate, and
     o    Minimize taxes.

Investors face many decisions on the road to prosperity. One of the most critical decisions you make is choosing the right mutual fund. You will place your trust in, and want to do business with a fund that is ethical, hard working, and exhibits positive attributes.

Atlanta Investment Counsel, LLC, manager of the Wisdom Fund:

     o    Displays a true commitment to long-term wealth creation,
     o    Remains staunch in its adherence to its investment principles,
     o    Practices what it preaches,
     o    Shares the same concerns as investors,
     o    Delivers exceptional client services, and
     o    Champions transparency.

We feel that investors want to do business with a mutual fund that is staunch in its pursuit of principles. If you are an investor with another mutual fund, do you know what their principles are? Have they practiced what they preach? We have, year after year.

As you know we think very highly of Warren Buffett and his partner, Charles Munger. These two have achieved an extraordinary investment record over the last 35 years. Theirs has not been a complicated investment strategy; rather, they have kept it very simple. They buy good businesses with great management teams at attractive prices and then hold on to them! There is no secret-that's it. Buffett says that it is surprising that so few imitate what has worked for them.

In February of 1999 the Wisdom Fund opened to investors to do just exactly that! To own as closely as possible the publicly held holdings of Berkshire Hathaway and holdings of similar characteristics for the private holdings of Berkshire Hathaway. We have always felt that by owning the Wisdom Fund one would avoid the only problem we see with owning Berkshire Hathaway, that is Berkshire currently

WISDOM FUND

Annual Report to Shareholders
________________________________________________________________________________

trades at a premium to the market and its peers. As an open-end mutual fund, the Wisdom Fund cannot trade at a premium or discount to its net asset value.

In July 14, 2005, Standard and Poor's Research issued a "sell" recommendation on shares of Berkshire Hathaway. The recommendation stated that "The shares currently trade at 22x our $3900 2005 earnings per share estimate, a premium to both the market and its insurance peers. We do not believe that this premium is warranted."

As stated above, our investment objective is to invest as closely as possible in securities known to be owned by Berkshire Hathaway. In investing in public companies with similar characteristics to those of privately held companies owned by Berkshire Hathaway, our investment philosophy rests on a set of established investment principles that we follow each day:

     o    We buy businesses, not just shares of stocks,
     o    We buy businesses we understand, and
     o    We measure long-term success, not short-term stock prices.

What does this mean to investors?

It means that investors can expect consistency and conservatism in our investment approach. Our principles help us determine what to invest in and, more importantly, what not to invest in.

We believe that economic factors will not weaken our investment principles. We at Atlanta Investment Counsel, LLC are not influenced by political or economic forecasts. In fact, we see these as expensive distractions to many investors. We believe the following quotation serves well to reaffirm our commitment to this investment principle:

     "Thirty years ago, no one could have foreseen the huge expansion of the Vietnam War, wage and price controls, two oil shocks, the resignation of a president, a one day drop in the Dow of 508 points, or treasury bill yields fluctuating between 2.8% and 17.4%. But, surprise - none of these blockbuster events made the slightest dent in Ben Graham's investment principles. Nor did they render unsound the negotiated purchase of fine businesses at sensible prices.

     Imagine the cost to us, then, if we had let a fear of the unknown cause us to defer or alter the deployment of capital. Indeed, we have usually made our best purchases when apprehensions about some macro event were at a peak. Fear is the foe of the faddist, but the friend of the fundamentalist. A different set of major shocks is sure to occur in the next 30 years. We will neither try to predict these nor profit from them. If we can identify businesses similar to those we have purchased in the past, external surprises will have little effect on our long-term results."

(Warren E. Buffett, March 7, 1995)

Recent Purchases in the Fund

In the past several months the Fund has purchased:

     o    Wal-Mart Stores,
     o    Costco,
     o    Anheuser-Busch,
     o    Proctor and Gamble,
     o    Home Depot,
     o    Allegheny Energy,
     o    Constellation Energy,
     o    The Southern Company,
     o    Duke Energy, and
     o    FPL group^1.

Wal-Mart Stores (WMT) is the world's largest retailer. WMT stock reached a price point in May 2005 that we found very attractive. At 19x fiscal 2006 earnings as estimated by Standard and Poor's research, the shares were trading at a PE above that of the S&P 500, but below their historical levels. The stock yielded 1.2% as of May 30, 2005 and we felt it was a strong buy below $48 a share based on the stock's strong fundamentals. The stock is not owned by Berkshire and is a proxy for some of Berkshire Hathaway's private holdings.

----------------
1 Please refer to the "Portfolio Investments" section of the attached annual report for a complete listing of fund holdings and the percentage each represents of the portfolio.

WISDOM FUND

Annual Report to Shareholders
________________________________________________________________________________

Anheuser-Busch (BUD) is a stock Berkshire Hathaway purchased this past spring and we purchased it also. The company controls over 50% of the U.S. beer market and is making strong inroads in to China. The recent drop in share price gave us the opportunity to buy into a dominant company that we believe truly is the king of beers, and at what appears to be a very reasonable discount to its intrinsic value.

At Berkshire's annual meeting this year, Mr. Buffett explained his rational for buying BUD. He said that he had been reading BUD's annual report for over 25 years, waiting for the appropriate time to invest. That type of patience is what he and Charles Munger are referring to when they talk about how important temperament is to investment success.

We believe most portfolios are well served by owning consumer stalwarts like Anheuser-Busch and other Wisdom Fund holdings like Coca-Cola, Cadbury-Schweppes, William Wrigley Company, Yum Brands International, McDonalds and Outback Steakhouse, Inc. Proctor and Gamble (PG) is a diversified consumer products company that our research indicates has strong fundamentals and should benefit from its planned acquisition of a current holding of the Wisdom Fund and Berkshire, the Gillette Co., which has a dominant position in the wet shaving industry. Gillette's high profit margins and healthy cash flow will be a plus for PG. After the announcement of the Gillette purchase, Berkshire bought shares of PG on the open market.

In May of 2005, the Wisdom Fund purchased shares of Home Depot (HD), the world's largest home improvement retailer. We anticipate that there will be continued strength in the housing market, an improving job market, solid demographic trend, and a resilient consumer, which will benefit HD. In our view, HD can achieve strong sales and earnings growth over the next few years. We estimate that the company will open between 170 and 190 new stores in fiscal 2006 and bring its store count to more than 2000 stores. The company's revenues have been rising about 10% per year for the past several years, and we are looking for HD to do about $80 billion in sales for fiscal 2006. More importantly, HD has generated more than $2 billion in free cash flow for the last three years, which allows it to repurchase its own shares. HD is not owned by Berkshire and is a proxy in our portfolio.

Our recent purchase of five utility stocks is in response to Berkshire's purchase of PacifiCorp from Scottish Power for $5.1 billion this past spring. PacifiCorp is an electric utility with customers in six different western states.

"The energy sector has long interested us, and this is the right fit. We are excited to be making this long-term investment in the premier energy company in the West. PacifiCorp is a great company with outstanding assets," said Buffett.

The Wisdom Fund also owns two other electric utilities, Great Plains Energy and Reliant Resources.

With regards to a subject we hear about most every day, the rise and fall of the US dollar, Mr. Buffett has been most vocal in his opinion of the ultimate direction of the dollar. "I think, over time, unless we have a major change in trade policies, I don't see how the dollar avoids going down," he told CNBC in January of 2005. "I don't know when it will happen. I don't have any idea whether it will be this month or this year or next year, but we are force-feeding dollars on the rest of the world at a rate of close to a couple of billion dollars a day, and that's going to drive the dollar down," he continued to say.

The Wisdom Fund has invested in New Zealand Government Bonds maturing in 2009 and 2011 as our proxy for Berkshire's purchase of foreign currencies.

In Closing

I would like to remind investors that we are not in the business of managing volatility; we are in the business of managing to optimize the compounding of your capital. Long-term investment results are driven by the ability of the underlying businesses to produce strong and to grow cash flow. Stock price reflections of this underlying value will not be linear as they are impacted by the collective sentiment of the market participants, which include both investors (who may not always be rational and disciplined) as well as speculators (who have a short-term time horizon). However, in the long-term, investors who hold high quality investments and add to them at reduced prices will generally be rewarded with above-average, after-tax compound returns.

This is what successful wealth creators like Warren Buffett do. This is the goal of your portfolio management team at Atlanta Investment Counsel, LLC does. This is what we encourage you to do.


C.  Douglas  Davenport,  J.D.
President  of  Atlanta  Investment  Counsel,  LLC
Portfolio Manager of the Wisdom Fund

WISDOM FUND INSTITUTIONAL CLASS SHARES

Performance Update - $25,000 Investment

For the period from February 16, 1999 (Date of Initial Public Investment) to May 31, 2005

____________________________________________________________________________________________________________________________________
              Wisdom Fund -                      --------------------------------------------------------------------------------
              Institutional    S&P 500 Total     Performance Returns for the periods ended May 31, 2005
              Class Shares     Return Index      --------------------------------------------------------------------------------
              ------------     ------------      Average Annual Total          One          Five         Since
                                                 Returns                       Year         Year      Inception*
2/16/1999       $ 25,000        $ 25,000         --------------------------------------------------------------------------------
5/31/1999         24,889          26,307         Institutional Class Shares   5.65%         6.63%        5.43%
5/31/2000         25,295          29,063         --------------------------------------------------------------------------------
5/31/2001         28,001          25,996         Cumulative Total             Since       Final Value of $25,000
5/31/2002         30,181          22,396         Investment Returns         Inception*          Investment
5/31/2003         29,082          20,591         --------------------------------------------------------------------------------
5/31/2004         33,005          24,365         Institutional Class Shares   39.49%             $34,871
5/31/2005         34,871          26,372         --------------------------------------------------------------------------------
                                                 S&P 500 Total Return Index   5.49%              $26,372
                                                 --------------------------------------------------------------------------------
                                                 *The Fund's inception date - February 16, 1999 (Date of Initial Public
                                                 Investment).
                                                 --------------------------------------------------------------------------------

The graph assumes an initial $25,000 investment at February 16, 1999 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of the Wisdom Fund - Institutional Class Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.
________________________________________________________________________________

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
________________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning Account Value      Ending Account Value        Expenses Paid During
Expense Example                                   June 1, 2004               May 31, 2005                  Period*
------------------------------------------- ------------------------- ---------------------------- -------------------------
Actual                                             $1,000.00                   $1,056.50                    $12.65
------------------------------------------- ------------------------- ---------------------------- -------------------------
Hypothetical (5%annual return before               $1,000.00                   $1,037.70                    $12.53
expenses)
------------------------------------------- ------------------------- ---------------------------- -------------------------
* Expenses are equal to the Fund's annualized  expense ratio 1.23% multiplied by the average account value over the period.

WISDOM FUND INVESTOR CLASS SHARES

Performance Update - $10,000 Investment

For the period from February 16, 1999 (Date of Initial Public Investment) to May 31, 2005

____________________________________________________________________________________________________________________________________
                  Wisdom Fund -        S&P 500 Total     ---------------------------------------------------------------------------
              Investor Class Shares    Return Index      Performance Returns for the periods ended May 31, 2005
              ---------------------    ------------      ---------------------------------------------------------------------------
2/16/1999         $  9,425               $ 10,000        Average Annual Total            One          Five       Since
5/31/1999            9,370                 10,523        Returns                         Year         Year     Inception*
5/31/2000            9,498                 11,625        ---------------------------------------------------------------------------
5/31/2001           10,487                 10,399        Investor Class Shares - No     5.36%         6.35%      5.15%
5/31/2002           11,281                  8,959        Sales Load
5/31/2003           10,832                  8,236        ---------------------------------------------------------------------------
5/31/2004           12,266                  9,746        Investor Class Shares -       (0.70)%        5.10%      4.16%
5/31/2005           12,924                 10,549        5.75% Maximum Sales Load
                                                         ---------------------------------------------------------------------------
                                                         Cumulative Total               Since     Final Value of $10,000
                                                         Investment Returns           Inception*        Investment
                                                         ---------------------------------------------------------------------------
                                                         Investor Class Shares - No     37.12%            $13,712
                                                         Sales Load
                                                         ---------------------------------------------------------------------------
                                                         Investor Class Shares -        29.24%            $12,924
                                                         5.75% Maximum Sales Load
                                                         ---------------------------------------------------------------------------
                                                         S&P 500 Total Return Index     5.49%             $10,549
                                                         ---------------------------------------------------------------------------
                                                         *The Fund's inception date - February 16, 1999 (Date of Initial Public
                                                         Investment).
                                                         ---------------------------------------------------------------------------

The graph assumes an initial $10,000 investment ($9,425 after maximum sales load of 5.75%) at February 16, 1999 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of the Wisdom Fund - Investor Class Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.
________________________________________________________________________________

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
________________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            Beginning Account Value      Ending Account Value        Expenses Paid During
Expense Example                                   June 1, 2004               May 31, 2005                  Period*
------------------------------------------- ------------------------- ---------------------------- -------------------------
Actual                                             $1,000.00                   $1,053.60                    $15.20
------------------------------------------- ------------------------- ---------------------------- -------------------------
Hypothetical (5%annual return before               $1,000.00                   $1,035.20                    $15.06
expenses)
------------------------------------------- ------------------------- ---------------------------- -------------------------

* Expenses are equal to the Fund's annualized expense ratio 1.48% multiplied by the average account value over the period.

WISDOM FUND CLASS B SHARES

Performance Update - $10,000 Investment

For the period from November 16, 1999 (Date of Initial Public Investment) to May 31, 2005

____________________________________________________________________________________________________________________________________
              Wisdom Fund -      S&P 500 Total     --------------------------------------------------------------------------------
             Class B Shares      Return Index      Performance Returns for the periods ended May 31, 2005
11/16/1999      $ 10,000           $ 10,000        --------------------------------------------------------------------------------
 5/31/2000         9,815             10,070        Average Annual Total          One     Five     Since
 5/31/2001        10,757              9,007        Returns                       Year    Year   Inception*
 5/31/2002        11,479              7,760        --------------------------------------------------------------------------------
 5/31/2003        10,950              7,134        Class B Shares - No Sales     4.56%   5.57%    4.66%
 5/31/2004        12,308              8,442        Charge
 5/31/2005        12,769              9,137        --------------------------------------------------------------------------------
                                                   Class B Shares - Maximum      0.56%   5.41%    4.51%
                                                   Sales Charge
                                                   --------------------------------------------------------------------------------
                                                   Cumulative Total             Since     Final Value of $10,000
                                                   Investment Returns         Inception*        Investment
                                                   --------------------------------------------------------------------------------
                                                   Class B Shares - No Sales     28.69%          $12,869
                                                   Charge
                                                   --------------------------------------------------------------------------------
                                                   Class B Shares - Maximum      27.69%          $12,769
                                                   Sales Charge
                                                   --------------------------------------------------------------------------------
                                                   S&P 500 Total Return Index    (8.63)%          $9,137
                                                   --------------------------------------------------------------------------------
                                                   *The Fund's inception date - November 16, 1999 (Date of Initial Public
                                                   Investment).
                                                   --------------------------------------------------------------------------------

The graph assumes an initial $10,000 investment at November 16, 1999 (Date of Initial Public Investment) and reflects the deduction of the applicable maximum contingent deferred sales charge ("CDSC"), taken on the last business day of the most recently completed fiscal year. The table above includes the maximum CDSC corresponding to the length of time that the investment was held as noted. The CDSC for the Class B Shares declines from 4% to 0% over seven years; and the Class B Shares are converted to Investor Class Shares of the Fund after eight years, without the imposition of any sales charges. All dividends and distributions are reinvested. This graph depicts the performance of the Wisdom Fund - Class B Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.
________________________________________________________________________________

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
________________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            Beginning Account Value      Ending Account Value        Expenses Paid During
Expense Example                                   June 1, 2004               May 31, 2005                  Period*
------------------------------------------- ------------------------- ---------------------------- -------------------------
Actual                                             $1,000.00                 $1,045.60                      $22.81
------------------------------------------- ------------------------- ---------------------------- -------------------------
Hypothetical (5%annual return before               $1,000.00                 $1,027.70                      $22.61
expenses)
------------------------------------------- ------------------------- ---------------------------- -------------------------
* Expenses are equal to the Fund's annualized  expense ratio 2.23% multiplied by the average account value over the period.

WISDOM FUND CLASS C SHARES

Performance Update - $10,000 Investment

For the period from November 16, 1999 (Date of Initial Public Investment) to May 31, 2005

____________________________________________________________________________________________________________________________________
              Wisdom Fund -     S&P 500 Total     --------------------------------------------------------------------------------
             Class C Shares     Return Index      Performance Returns for the periods ended May 31, 2005
11/16/1999    $ 10,000           $ 10,000         --------------------------------------------------------------------------------
 5/31/2000       9,814             10,070         Average Annual Total          One     Five     Since
 5/31/2001      10,760              9,007         Returns                       Year    Year   Inception*
 5/31/2002      11,480              7,760         --------------------------------------------------------------------------------
 5/31/2003      10,953              7,134         Class C Shares - No Sales     4.63%   5.60%    4.68%
 5/31/2004      12,316              8,442         Charge
 5/31/2005      12,886              9,137         --------------------------------------------------------------------------------
                                                  Cumulative Total             Since       Final Value of $10,000
                                                  Investment Returns         Inception*         Investment
                                                  --------------------------------------------------------------------------------
                                                  Class C Shares               28.86%            $12,886
                                                  --------------------------------------------------------------------------------
                                                  S&P 500 Total Return Index   (8.63)%            $9,137
                                                  --------------------------------------------------------------------------------
                                                  *The Fund's inception date - November 16, 1999 (Date of Initial Public
                                                  Investment).
                                                  --------------------------------------------------------------------------------

The graph assumes an initial $10,000 investment at November 16, 1999 (Date of Initial Public Investment). The deduction of the maximum contingent deferred sales charge ("CDSC") is not reflected in the graph because the 1% CDSC for the Class C Shares is imposed on proceeds redeemed within 1 year of the purchase date. The CDSC may be waived or reduced under certain circumstances. All dividends and distributions are reinvested. This graph depicts the performance of the Wisdom Fund - Class C Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.
________________________________________________________________________________

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
________________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            Beginning Account Value      Ending Account Value        Expenses Paid During
Expense Example                                   June 1, 2004               May 31, 2005                  Period*
------------------------------------------- ------------------------- ---------------------------- -------------------------
Actual                                             $1,000.00                   $1,046.30                    $22.82
------------------------------------------- ------------------------- ---------------------------- -------------------------
Hypothetical (5%annual return before               $1,000.00                   $1,027.70                    $22.61
expenses)
------------------------------------------- ------------------------- ---------------------------- -------------------------
* Expenses are equal to the Fund's annualized  expense ratio 2.23% multiplied by the average account value over the period.

WISDOM FUND

Schedule of Investments


As of May 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                   Shares           Market Value                                         Shares         Market Value
                                or Principal          (Note 1)                                        or Principal        (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------

COMMON STOCKS - 79.12%                                               Foods - 4.11%
                                                                        Cadbury Schweppes PLC            15,500        $    611,010
Apparel - 0.63%                                                      *  Dean Foods Company                2,000              77,940
   Nike, Inc.                     1,600             $    131,520        Sysco Corporation                18,166             675,049
   Wolverine World Wide, Inc.     7,500                  172,350        WM Wrigley Jr. Company            9,300             634,911
                                                    ------------                                                       ------------
                                                         303,870                                                          1,998,910
                                                    ------------                                                       ------------
Banks - 3.40%                                                        Health Care Services - 0.00%
   M & T Bank Corporation         2,030                  207,344     *  Five Star Quality Care, Inc.          4                  26
   Wells Fargo Company           23,922                1,445,128                                                       ------------
                                                    ------------
                                                       1,652,472     Holding Companies - Diversified - 1.27%
                                                    ------------        Leucadia National Corporation    15,450             616,300
Beverages - 7.97%                                                                                                      ------------
   Anheuser-Busch Companies Inc.  7,000                  327,950
   Coca-Cola Company             79,430                3,544,961     Home Builders - 0.44%
                                                    ------------     *  Champion Enterprises, Inc.        6,700              65,191
                                                       3,872,911        Winnebago Industries, Inc.        4,500             147,105
                                                    ------------                                                       ------------
Building Materials - 1.07%                                                                                                  212,296
   American Standard Comp. Inc.  12,190                  521,732                                                       ------------
                                                    ------------
                                                                     Insurance - Multiline - 9.41%
Chemicals - 1.28%                                                       Alleghany Corporation             1,224             343,026
   The Sherwin-Williams Company  13,970                  620,967        American International
                                                    ------------          Group, Inc.                    14,150             786,032
                                                                     *  Arch Capital Group Ltd.           2,000              89,300
Commercial Services - 4.45%                                             Aspen Insurance Holdings Ltd.     2,000              55,000
   Aaron Rents, Inc.              6,000                  135,660        Endurance Specialty Holdings
   Cendant Corporation           10,000                  212,100          Ltd.                           18,500             674,325
   H&R Block, Inc.                3,000                  149,760        Fairfax Financial Holding Ltd.    2,000             320,000
*  Iron Mountain, Inc.           11,650                  334,355        Old Republic International Corp. 11,000             273,460
   Moody's Corporation           29,410                1,272,571        The Allstate Corporation         31,250           1,818,750
   The ServiceMaster Company      4,600                   59,800        Transatlantic Holdings Inc.       1,000              57,110
                                                    ------------        United Fire & Casualty Co.        4,000             157,480
                                                       2,164,246                                                       ------------
                                                    ------------                                                          4,574,483
Cosmetics & Personal Care - 4.43%                                                                                      ------------
   Proctor & Gamble               9,000                  496,350     Insurance - Property & Casualty - 16.89%
   The Gillette Company          31,380                1,654,981        Fidelity National Financial,
                                                    ------------          Inc.                           17,463             628,493
                                                       2,151,331     *  Markel Corporation                8,200           2,802,350
                                                    ------------        Montpelier Re Holdings Ltd.       3,500             120,225
                                                                        The Chubb Corporation            15,400           1,297,142
Diversified Financial Services - 4.33%                                  The Progressive Corporation       9,360             899,215
   American Express Company      39,050                2,102,842        Wesco Financial Corporation         386             138,296
                                                    ------------        White Mountains Ins. Group Ltd.   3,500           2,325,750
Electric - 3.07%                                                                                                       ------------
*  Allegheny Energy, Inc.         8,400                  203,112                                                          8,211,471
   Constellation Energy Group,                                                                                         ------------
    Inc.                          3,800                  203,110     Investment Company - 0.22%
   Duke Energy Corporation        7,500                  206,100        American Capital Strategies Ltd.  3,000             105,060
   FPL Group, Inc.                4,800                  195,120                                                       ------------
   Great Plains Energy, Inc.      5,000                  157,500     Media - 3.58%
*  Reliant Energy, Inc.          27,000                  332,100     *  Comcast Corporation              12,500             402,500
   The Southern Company           5,800                  196,910        Gannett Company, Inc.             2,698             200,893
                                                    ------------        The Washington Post Company       1,370           1,137,100
                                                       1,493,952                                                       ------------
                                                    ------------                                                          1,740,493
                                                                                                                       ------------
(Continued)

WISDOM FUND

Schedule of Investments


As of May 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                   Shares           Market Value                                         Shares         Market Value
                                or Principal          (Note 1)                                        or Principal        (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------

COMMON STOCKS - (Continued)                                          FOREIGN GOVERNMENT OBLIGATIONS - 3.12%

Oil & Gas - 0.40%                                                       New Zealand Government
   PetroChina Company Ltd.          3,000           $    193,440           7.000%, 07/15/09           $  1,015,000     $    745,368
                                                    ------------        New Zealand Government
                                                                           6.000%, 11/15/11              1,083,000          773,404
Packaging & Containers - 0.56%                                                                                         ------------
*  Sealed Air Corporation           5,252                272,001
                                                    ------------
                                                                     Total Foreign Government Obligations
Pipelines - 2.14%                                                       (Cost $1,477,746)                                 1,518,772
   Kinder Morgan, Inc.             13,400              1,041,314                                                       ------------
                                                    ------------
                                                                     PRIVATE INVESTMENT COMPANY - 1.28%
Retail - 3.62%
   Costco Wholesale Corporation     4,000                181,680     (beta)Pamlico Enhanced Cash Trust
   Home Depot Inc.                  7,500                295,125        (Cost $620,358)                    620,358          620,358
   McDonald's Corporation           7,000                216,580                                                       ------------
   Outback Steakhouse, Inc.         1,800                 79,650
*  Payless Shoesource, Inc.         6,000                100,980     Total Investments (Cost $41,344,348) - 99.78%     $ 48,495,616
*  Red Robin Gourmet Burgers, Inc.  1,500                 82,320     Other Assets less Liabilities - 0.22%                  112,733
   The Gap, Inc.                   10,000                210,000                                                       ------------
   Wal-Mart Stores, Inc.            7,000                330,610     Net Assets - 100.00%                              $ 48,608,349
   Yum! Brands, Inc.                5,150                264,144                                                       ============
                                                    ------------
                                                       1,761,089
                                                    ------------
Software - 2.16%                                                        *  Non-income producing investment.
   Automatic Data Processing, Inc. 11,200                490,560     (beta)Restricted  security - A  restricted  security  cannot be
   First Data Corporation          14,770                558,749           resold  to the general public  without prior registration
                                                    ------------           under the Securities Act of 1933.  Restricted  securities
                                                       1,049,309           are  valued according  to the  guidelines  and procedures
                                                    ------------           adopted  by the  Board  of Trustees.  The  Fund currently
Textiles - 3.69%                                                           holds 620,358 shares of  Pamlico Enhanced Cash Trust at a
*  Mohawk Industries, Inc.         21,495              1,793,113           cost of $620,358.  The sale of  this investment  has been
                                                    ------------           restricted  and has been  valued in  accordance  with the
                                                                           guidelines adopted  by the Board  of Trustees.  The total
Total Common Stocks (Cost $31,318,522)                38,453,628           fair value of this  security at May 31, 2005 is $620,358,
                                                    ------------           which represents 1.28% of net assets.

MUTUAL FUNDS - 3.93%

   Federated International
      Bond Fund                   148,354              1,731,296
   Templeton Global Income Fund    20,200                178,366
                                                    ------------

Total Mutual Funds (Cost $1,933,735)                   1,909,662
                                                    ------------

U.S. GOVERNMENT OBLIGATION - 12.33%

   United States Treasury Bill
      0.000%, 06/16/05
   (Cost $5,993,987)         $  6,000,000              5,993,196
                                                    ------------

(Continued)


WISDOM FUND

Schedule of Investments


As of May 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Summary of Investments by Industry
                                               % of Net
Industry                                        Assets             Value
-------------------------------------------------------------------------------

Apparel                                          0.63%         $    303,870
Banks                                            3.40%            1,652,472
Beverages                                        7.97%            3,872,911
Building Materials                               1.07%              521,732
Chemicals                                        1.28%              620,967
Commercial Services                              4.45%            2,164,246
Cosmetics & Personal Care                        4.43%            2,151,331
Diversified Financial Services                   4.33%            2,102,842
Electric                                         3.07%            1,493,952
Foods                                            4.11%            1,998,910
Foreign Government Obligations                   3.12%            1,518,772
Health Care Services                             0.00%                   26
Holding Companies - Diversified                  1.27%              616,300
Home Builders                                    0.44%              212,296
Insurance - Multiline                            9.41%            4,574,483
Insurance - Property & Casualty                 16.89%            8,211,471
Investment Company                               0.22%              105,060
Media                                            3.58%            1,740,493
Mutual Funds                                     3.93%            1,909,662
Oil & Gas                                        0.40%              193,440
Packaging & Containers                           0.56%              272,001
Pipelines                                        2.14%            1,041,314
Private Investment Company                       1.28%              620,358
Retail                                           3.62%            1,761,089
Software                                         2.16%            1,049,309
Textiles                                         3.69%            1,793,113
U.S. Government Obligation                      12.33%            5,993,196
-------------------------------------------------------------------------------
Total                                           99.78%         $ 48,495,616













See Notes to Financial Statements

WISDOM FUND

STATEMENT OF ASSETS AND LIABILITIES


As of May 31, 2005

----------------------------------------------------------------------------------------------------------------

Assets:
      Investments, at value (cost $41,344,348)                                                      $ 48,495,616
      Cash                                                                                                 4,610
      Receivables:
           Fund shares sold                                                                               81,738
           Income (cost $82,861)                                                                          82,415
      Prepaid expenses                                                                                    15,747
                                                                                                    ------------
      Total assets                                                                                    48,680,126

Liabilities:
      Accrued expenses                                                                                    71,228
      Other liability                                                                                        549
                                                                                                    ------------
      Total liabilities                                                                                   71,777

Net Assets                                                                                          $ 48,608,349
                                                                                                    ============
Net Assets Consist of:
      Capital (par value and paid in surplus)                                                       $ 39,600,099
      Undistributed net investment income                                                                  2,119
      Undistributed net realized gain on investments and foreign currency translations                 1,855,309
      Net unrealized appreciation on investments and translation of assets
           and liabilities in foreign currencies                                                       7,150,822
                                                                                                    ------------
      Total Net Assets                                                                              $ 48,608,349
                                                                                                    ============
Institutional Class Shares Outstanding, no par value (unlimited shares authorized)                       386,742
      Net Assets - Institutional Class Shares                                                       $  5,090,119
      Net Asset Value, Offering Price and Redemption Price Per Share                                $      13.16

Investor Class Shares Outstanding, no par value (unlimited shares authorized)                          1,466,914
      Net Assets - Investor Class Shares                                                            $ 19,176,873
      Net Asset Value, Offering Price and Redemption Price Per Share                                $      13.07
      Maximum Offering Price Per Share (100 / 94.25 of $13.07)                                      $      13.87

Class B Shares Outstanding, no par value (unlimited shares authorized)                                 1,152,380
      Net Assets - Class B Shares                                                                   $ 14,660,323
      Net Asset Value, Offering Price and Redemption Price Per Share                                $      12.72

Class C Shares Outstanding, no par value (unlimited shares authorized)                                   757,662
      Net Assets - Class C Shares                                                                   $  9,681,034
      Net Asset Value, Offering Price and Redemption Price Per Share                                $      12.78



See Notes to Financial Statements


WISDOM FUND

STATEMENT OF OPERATIONS


For the Fiscal Year ended May 31, 2005

----------------------------------------------------------------------------------------------------------------

Investment Income:
      Interest                                                                                      $    150,634
      Dividends                                                                                          758,816
                                                                                                    ------------
      Total Income                                                                                       909,450

Expenses:
      Advisory fees (note 2)                                                                             249,247
      Administration fees (note 2)                                                                        62,312
      Transfer agent fees (note 2)                                                                        53,623
      Fund accounting fees (note 2)                                                                       58,985
      Compliance service fees (note 2)                                                                     4,077
      Custody fees (note 2)                                                                               13,149
      Distribution and service fees - Investor Class Shares (note 3)                                      51,562
      Distribution and service fees - Class B Shares (note 3)                                            150,596
      Distribution and service fees - Class C Shares (note 3)                                             92,121
      Legal fees                                                                                          29,177
      Audit and tax preparation fees                                                                      20,514
      Registration and filing expenses                                                                    37,985
      Registration and administration filing fees (note 2)                                                27,482
      Shareholder servicing expenses                                                                      14,611
      Printing expenses                                                                                   12,586
      Trustee fees and meeting expenses                                                                    4,448
      Securities pricing fees                                                                              5,442
      Other operating expenses                                                                            19,414
                                                                                                    ------------
      Total Expenses                                                                                     907,331
                                                                                                    ------------
Net Investment Income                                                                                      2,119

Net Realized and Unrealized Gain on Investments

      Net realized gain from investment and foreign securities transactions                            1,837,541
      Change in unrealized appreciation on investments and foreign currency translations                 616,822
                                                                                                    ------------
Net Realized and Unrealized Gain on Investments                                                        2,454,363

Net Increase in Net Assets Resulting from Operations                                                $  2,456,482
                                                                                                    ============


See Notes to Financial Statements

WISDOM FUND

STATEMENTS OF CHANGES IN NET ASSETS


For the Fiscal Years ended May 31,                                                             2005               2004
-------------------------------------------------------------------------------------------------------------------------

Operations:
     Net investment income (loss)                                                        $      2,119       $  (193,351)
     Net realized gain from investment and foreign securities transactions                  1,837,541          1,219,133
     Change in unrealized appreciation on investments and                                     616,822          4,101,451
         foreign currency translations
                                                                                         ------------       ------------
Net Increase in Net Assets Resulting from Operations                                        2,456,482          5,127,233

Distributions to Shareholders: (note 5)
     Net realized gain from investment transactions - Institutional Class Shares              (66,528)                 0
     Net realized gain from investment transactions - Investor Class Shares                  (279,815)                 0
     Net realized gain from investment transactions - Class B Shares                         (209,450)                 0
     Net realized gain from investment transactions - Class C Shares                         (126,328)                 0
                                                                                         ------------       ------------
Decrease in Net Assets Resulting from Distributions                                          (682,121)                 0

Capital Share Transactions: (note 6)
     Institutional Class Shares
         Shares sold                                                                          229,150            602,397
         Reinvested dividends and distributions                                                66,296                  0
         Shares repurchased                                                                  (225,257)          (570,625)
     Investor Class Shares
         Shares sold                                                                        3,663,038          7,013,977
         Reinvested dividends and distributions                                               264,457                  0
         Shares repurchased                                                                (5,337,005)        (3,202,206)
     Class B Shares
         Shares sold                                                                        1,093,890          2,562,201
         Reinvested dividends and distributions                                               203,679                  0
         Shares repurchased                                                                (1,984,011)        (2,123,336)
     Class C Shares
         Shares sold                                                                        1,818,621          2,712,247
         Reinvested dividends and distributions                                               121,045                  0
         Shares repurchased                                                                (1,232,810)          (453,048)
                                                                                         ------------       ------------
(Decrease) Increase from Capital Share Transactions                                        (1,318,907)         6,541,607

Net Increase in Net Assets                                                                    455,454         11,668,840

Net Assets:
     Beginning of Year                                                                     48,152,895         36,484,055
                                                                                         ------------       ------------
     End of Year                                                                         $ 48,608,349       $ 48,152,895
                                                                                         ============       ============
Undistributed Net Investment Income                                                      $      2,119       $          0




See Notes to Financial Statements

WISDOM FUND

FINANCIAL HIGHLIGHTS

                                                                                 Institutional Class Shares
For a share outstanding during the
fiscal years ended May 31,                                        2005          2004          2003          2002          2001
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                             $  12.62      $  11.12      $  11.54      $  10.80      $   9.90
Income (Loss) from Investment Operations
     Net investment income (loss)                                  0.08          0.02         (0.03)        (0.02)         0.17
     Net realized and unrealized gain (loss) on                    0.63          1.48         (0.39)         0.85          0.90
          investment and foreign currency translation          --------      --------      --------      --------      --------
Total from Investment Operations                                   0.71          1.50         (0.42)         0.83          1.07
Less Distributions:
     Dividends (from net investment income)                           0             0             0             0         (0.17)
     Distributions (from capital gains)                           (0.17)            0             0         (0.09)            0
                                                               --------      --------      --------      --------      --------
Total Distributions                                               (0.17)            0             0         (0.09)        (0.17)
Net Asset Value, End of Year                                   $  13.16      $  12.62      $  11.12      $  11.54      $  10.80
                                                               ========      ========      ========      ========      ========
Total return                                                       5.65 %       13.49 %       (3.64)%        7.78 %       10.70 %
Net Assets, End of Year (in thousands)                         $  5,090      $  4,811      $  4,229      $  3,925      $  3,165
Average Net Assets for the Year (in thousands)                 $  4,953      $  4,452      $  3,862      $  3,444      $  2,983
Ratios of:
Gross Expenses to Average Net Assets                               1.23 %        1.29 %        1.67 %        3.19 %        3.30 %
Net Expenses to Average Net Assets                                 1.23 %        1.29 %        1.62 %        1.71 %        0.26 %
Net Investment Income (Loss) to Average Net Assets                 0.60 %        0.14 %       (0.25)%       (0.17)%        1.57 %
Portfolio turnover rate                                           41.99 %       20.41 %        9.28 %        6.78 %       15.46 %


                                                                                      Investor Class Shares
For a share outstanding during the
fiscal years ended May 31,                                        2005          2004          2003          2002          2001
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                             $  12.57      $  11.10      $  11.56      $  10.84      $   9.93
Income (Loss) from Investment Operations
     Net investment income (loss)                                  0.05         (0.01)        (0.04)        (0.04)         0.13
     Net realized and unrealized gain (loss) on                    0.62          1.48         (0.42)         0.85          0.91
          investment and foreign currency translation          --------      --------      --------      --------      --------
Total from Investment Operations                                   0.67          1.47         (0.46)         0.81          1.04
Less Distributions:
      Dividends (from net investment income)                          0             0             0             0         (0.13)
      Distributions (from capital gains)                          (0.17)            0             0         (0.09)            0
                                                               --------      --------      --------      --------      --------
 Total Distributions                                              (0.17)            0             0         (0.09)        (0.13)
Net Asset Value, End of Year                                   $  13.07      $  12.57      $  11.10      $  11.56      $  10.84
                                                               ========      ========      ========      ========      ========
Total return (a)                                                   5.36 %       13.24 %       (3.98)%        7.57 %       10.41 %
Net Assets, End of Year (in thousands)                         $ 19,177      $ 19,789      $ 13,825      $  2,740      $  1,254
Average Net Assets for the Year (in thousands)                 $ 20,625      $ 17,326      $  8,861      $  1,794      $    675
Ratios of:
Gross Expenses to Average Net Assets                               1.48 %        1.54 %        1.91 %        3.39 %        3.86 %
Net Expenses to Average Net Assets                                 1.48 %        1.54 %        1.87 %        1.96 %        0.68 %
Net Investment Income (Loss) to Average Net Assets                 0.34 %       (0.11)%       (0.53)%       (0.48)%        1.21 %
Portfolio turnover rate                                           41.99 %       20.41 %        9.28 %        6.78 %       15.46 %


(a) Total return does not reflect payment of a sales charge.
                                                                                                                        (Continued)

WISDOM FUND

FINANCIAL HIGHLIGHTS

                                                                                          Class B Shares
For a share outstanding during the
fiscal years ended May 31,                                        2005          2004          2003          2002          2001
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                             $  12.33      $  10.97      $  11.50      $  10.87      $   9.97
Income (Loss) from Investment Operations
     Net investment (loss) income                                 (0.05)        (0.10)        (0.10)        (0.07)         0.06
     Net realized and unrealized gain (loss) on                    0.61          1.46         (0.43)         0.79          0.90
          investment and foreign currency translation          --------      --------      --------      --------      --------
Total from Investment Operations                                   0.56          1.36         (0.53)         0.72          0.96
Less Distributions:
     Dividends (from net investment income)                           0             0             0             0         (0.06)
     Distributions (from capital gains)                           (0.17)            0             0         (0.09)            0
                                                               --------      --------      --------      --------      --------
Total Distributions                                               (0.17)            0             0         (0.09)        (0.06)
Net Asset Value, End of Year                                   $  12.72      $  12.33      $  10.97      $  11.50       $  10.87
                                                               ========      ========      ========      ========      ========
Total return (a)                                                   4.56 %       12.40 %       (4.61)%        6.72 %        9.60 %
Net Assets, End of Year (in thousands)                         $ 14,660      $ 14,871      $ 12,796      $  4,307      $  1,797
Average Net Assets for the Year (in thousands)                 $ 15,060      $ 14,097      $  8,738      $  2,146      $  1,817
Ratios of:
Gross Expenses to Average Net Assets                               2.23 %        2.29 %        2.66 %        4.14 %        4.33 %
Net Expenses to Average Net Assets                                 2.23 %        2.29 %        2.62 %        2.71 %        1.28 %
Net Investment (Loss) Income to Average Net Assets                (0.41)%       (0.86)%       (1.27)%       (1.23)%        0.56 %
Portfolio turnover rate                                           41.99 %       20.41 %        9.28 %        6.78 %       15.46 %


                                                                                           Class C Shares
For a share outstanding during the
fiscal years ended May 31,                                        2005          2004          2003          2002          2001
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                             $  12.38      $  11.01      $  11.54      $  10.91      $   9.98
Income (Loss) from Investment Operations
     Net investment (loss) income                                 (0.05)        (0.09)        (0.09)        (0.10)         0.03
     Net realized and unrealized gain (loss) on                    0.62          1.46         (0.44)         0.82          0.93
          investment and foreign currency translation          --------      --------      --------      --------      --------
Total from Investment Operations                                   0.57          1.37         (0.53)         0.72          0.96
Less Distributions:
      Dividends (from net investment income)                          0             0             0             0         (0.03)
      Distributions (from capital gains)                          (0.17)            0             0         (0.09)            0
                                                               --------      --------      --------      --------      --------
Total Distributions                                               (0.17)            0             0         (0.09)        (0.03)
Net Asset Value, End of Year                                   $  12.78      $  12.38      $  11.01      $  11.54      $  10.91
                                                               ========      ========      ========      ========      ========
Total return (a)                                                   4.63 %       12.44 %       (4.59)%        6.69 %        9.64 %
Net Assets, End of Year (in thousands)                         $  9,681      $  8,682      $  5,635      $  1,808      $    987
Average Net Assets for the Year (in thousands)                 $  9,212      $  6,972      $  3,560      $  1,274      $    531
Ratios of:
Gross Expenses to Average Net Assets                               2.23 %        2.29 %        2.66 %        4.18 %        4.44 %
Net Expenses to Average Net Assets                                 2.23 %        2.29 %        2.62 %        2.71 %        1.41 %
Net Investment (Loss) Income to Average Net Assets                (0.39)%       (0.86)%       (1.27)%       (1.19)%        0.40 %
Portfolio turnover rate                                           41.99 %       20.41 %        9.28 %        6.78 %       15.46 %


(a) Total return does not reflect payment of a sales charge.
                                                                                                  See Notes to Financial Statements


               (This page was intentionally left blank.)

WISDOM FUND

Notes to Financial Statements
________________________________________________________________________________

1.   Organization    and   Significant    exchange   on  which   the   portfolio
     Accounting Policies                  security is principally  traded closes
                                          early or if trading of the  particular
The Wisdom Fund (the "Fund") is a portfolio security is halted during series fund. The Fund is part of The the day and does not resume prior to New Providence Investment Trust (the the Fund's net asset value "Trust"), which was organized as a calculation) or which cannot be
Massachusetts business trust and is accurately valued using the Fund's registered under the Investment normal pricing procedures are valued Company Act of 1940 (the "1940 Act"), at fair value as determined in good as amended, as an open-ended faith under policies approved by the management investment company. The Trustees. A portfolio security's "fair Fund is classified as diversified as value" price may differ from the price
defined in the 1940 Act.                  next   available  for  that  portfolio
                                          security   using  the  Fund's   normal
The Wisdom Fund  commenced  operations    pricing     procedures.     Investment
February  16,  1999.   The  investment    companies  are  valued  at  net  asset
objective of the Fund is to seek value. Instruments with maturities of maximum total returns consisting of 60 days or less are valued at any combination of capital amortized cost, which approximates
appreciation, realized and unrealized,    market value.
and   income   under  the   constantly
varying market conditions.                Investment Transactions and Investment
                                          Income
The Board of Trustees of the Trust Investment transactions are accounted (the "Trustees") approved, on October for as of the date purchased or sold 7, 1999, a plan to authorize two new (trade date). Dividend income is classes of shares designated as Class recorded on the ex-dividend date. B Shares and Class C Shares. On Certain dividends from foreign November 16, 1999, the Class B Shares securities will be recorded as soon as
and Class C Shares  became  effective.    the Trust is informed of the  dividend
The Fund has an unlimited number of if such information is obtained authorized shares, which are divided subsequent to the ex-dividend date.
into  four  classes  -   Institutional    Interest  income  is  recorded  on the
Class Shares,  Investor  Class Shares,    accrual     basis     and     includes
Class B Shares and Class C Shares.        amortization    of    discounts    and
                                          premiums.   Gains   and   losses   are
Each class of shares has equal rights determined on the identified cost as to assets of the Fund, and the basis, which is the same base used for
classes  are   identical   except  for    federal income tax purposes.
differences   in  their  sales  charge
structures  and  ongoing  distribution    Expenses
and service fees. Income, expenses The Fund bears expenses incurred (other than distribution and service specifically on its behalf as well as fees, which are not attributable to a portion of general expenses, which the Institutional Class Shares), and are allocated according to methods
realized  and   unrealized   gains  or    approved annually by the Trustees.
losses on investments are allocated to
each  class of shares  based  upon its    Foreign Currency Translation
relative net assets. All classes have Portfolio securities and other assets equal voting privileges, except where and liabilities denominated in foreign otherwise required by law or when the currencies are translated into U.S. Trustees determine that the matter to dollars based on the exchange rate of be voted on affects only the interests such currencies against U.S. dollars
of the  shareholders  of a  particular    on the  date of  valuation.  Purchases
class.                                    and  sales of  securities  and  income
                                          items     denominated    in    foreign
The following accounting policies have currencies are translated into U.S. been consistently followed by the Fund dollars at the exchange rate in effect
and are in conformity  with accounting    on the transaction date.
principles  generally  accepted in the
United   States  of   America  in  the    The Fund  does not  separately  report
investment company industry.              the   effect  of  changes  in  foreign
                                          exchange  rates from changes in market
Investment Valuation                      prices  on   securities   held.   Such
The Fund's investments in securities changes are included in net realized are carried at value. Securities and unrealized gain or loss from
listed on an  exchange  or quoted on a    investments.
national  market  system are valued at
the last sales price as of 4:00 p.m. Realized foreign exchange gains or Eastern Time. Other securities traded losses arise from sales of foreign in the over-the-counter market and currencies, currency gains or losses listed securities for which no sale realized between the trade and was reported on that date are valued settlement dates on securities
at  the   most   recent   bid   price.    transactions    and   the   difference
Securities   and   assets   for  which    between   the   recorded   amounts  of
representative  market  quotations are    dividends, interest, and foreign
not readily  available  (e.g.,  if the

                                                                     (Continued)

WISDOM FUND

Notes to Financial Statements
________________________________________________________________________________

withholding taxes, and the U.S. dollar    others   that   provide   for  general
equivalent of the amounts actually indemnifications. The Fund's maximum received or paid. Net unrealized exposure under these arrangements is foreign exchange gains and losses unknown, as this would involve future arise from changes in foreign exchange claims that may be made against the rates on foreign denominated assets Fund. The Fund expects the risk of
and liabilities other than investments    loss to be remote.
in  securities  held at the end of the
reporting period.                         Proxy   Voting   Policies  and  Voting
                                          Record (Unaudited)
Restricted Security Transactions          A copy of the Trust's Proxy Voting and
Restricted securities held by the Fund Disclosure Policy and the Advisor's may not be sold unless registered Proxy Voting and Disclosure Policy are pursuant to an effective registration included as Appendix B to the Fund's statement filed under the Securities Statement of Additional Information
Act of 1933, as amended (the and is available, without charge, upon "Securities Act") or offered pursuant request, by calling 1-800-773-3863. to an exemption from, or in a Information regarding how the Fund
transaction   not   subject   to,  the    voted  proxies  relating to  portfolio
registration requirements of the securities during the most recent Securities Act. The risk of investing 12-month period ended June 30 will be in such securities is generally available (1) without charge, upon greater than the risk of investing in request, by calling the Fund at the the securities of publicly traded number above and (2) on the SEC's
companies.  Lack of a secondary market    website at http://www.sec.gov.
and resale  restrictions may result in
the  inability  of the  Fund to sell a    Quarterly      Portfolio      Holdings
security  at  a  fair  price  and  may    (Unaudited)
substantially  delay  the  sale of the    The Fund files its  complete  schedule
security   it  seeks   to   sell.   In    of portfolio holdings with the SEC for
addition,  restricted  securities  may    the first and third  quarters  of each
exhibit greater price volatility than fiscal year on Form N-Q. The Fund's securities for which secondary markets Forms N-Q are available on the SEC's
exist.                                    website at http://www.sec.gov. You may
                                          review  and make  copies  at the SEC's
Dividend Distributions                    Public  Reference  Room in Washington,
The Fund may declare and distribute D.C. You may also obtain copies after dividends from net investment income paying a duplicating fee by writing (if any) quarterly. Distributions from the SEC's Public Reference Section, capital gains (if any) are generally Washington, D.C. 20549-0102 or by
declared and distributed annually. The    electronic          request         to
Fund may also make a supplemental publicinfo@sec.gov, or is available, distribution subsequent to the end of without charge, upon request, by
its fiscal year.                          calling  the  fund at  1-800-773-3863.
                                          Information  on the  operation  of the
Estimates                                 Public  Reference Room may be obtained
The     preparation    of    financial    by calling the SEC at 202-942-8090.
statements    in    conformity    with
accounting     principles    generally    2.   Agreements
accepted  in  the  United   States  of
America  requires  management  to make    Advisor
estimates and assumptions  that affect    The Fund pays a monthly  advisory  fee
the amount of assets, liabilities, to Atlanta Investment Counsel, LLC expenses and revenues reported in the (the "Advisor") based upon the annual
financial  statements.  Actual results    rate  of  0.50%  of  the  first   $500
could differ from those estimates.        million  of the Fund's  average  daily
                                          net  assets  and  0.40% of all  assets
Federal Income Taxes                      over $500 million.
No  provision   for  income  taxes  is
included in the accompanying financial The Advisor currently intends to statements, as the Fund intends to voluntarily waive all or a portion of distribute to shareholders all taxable its fee and to reimburse expenses of investment income and realized gains the Fund to limit total Fund operating and otherwise comply with Subchapter M expenses to a maximum of 1.75% of the of the Internal Revenue Code average daily net assets of the Fund's
applicable  to  regulated   investment    Institutional  Class Shares,  Investor
companies.                                Class Shares, Class B Shares and Class
                                          C Shares.  There can be no  assurances
Indemnifications                          that  the   foregoing   voluntary  fee
Under   the   Fund's    organizational    waivers   or    reimbursements    will
documents, its officers and Trustees continue. The Fund may, at a later are indemnified against certain date, reimburse the Advisor for the
liabilities   arising   out   of   the    management  fees  waived  or  limited,
performance  of  their  duties  to the    and/or other expenses assumed and paid
Fund.  In  addition,   in  the  normal    by the Advisor pursuant to the Expense
course of  business,  the Fund  enters    Limitation Agreement during any of the
into  contracts with their vendors and    previous five fiscal years
                                                                     (Continued)

WISDOM FUND

Notes to Financial Statements
________________________________________________________________________________

provided  that the Fund has  reached a    Compliance Services
sufficient asset size to permit such The Nottingham Compliance Services, reimbursement to be made without LLC, a fully owned affiliate of the causing the total annual expense ratio Nottingham Company, provides services of the Fund to exceed 1.75%, as stated which assists the Trust's Chief
above.                                    Compliance  Officer in monitoring  and
                                          testing the policies and procedures of
Administrator                             the Trust in relation to  requirements
The Fund pays a monthly administration under Rule 38a-1 of the Securities and fee to The Nottingham Company (the Exchange Commission. It receives "Administrator") based upon the compensation for this service at an
average   daily  net   assets  of  the    annual rate of $7,750.
respective  share class and calculated
at the  annual  rates  as shown in the    Transfer Agent
schedule provided below. The North Carolina Shareholder Services, Administrator also receives a fee to LLC ("Transfer Agent") serves as
procure and pay the  custodian for the    transfer,    dividend   paying,    and
funds, additional compensation for shareholder servicing agent for the fund accounting and recordkeeping Fund. It receives compensation for its service and additional compensation services based upon a $15 per for certain costs involved with the shareholder per year, subject to a daily valuation of securities and as minimum fee of $1,500 per month, plus reimbursement for out-of-pocket $500 per month for each additional
expenses   (which  are  immaterial  in    class of shares.
amount).   A  breakdown  of  these  is
provided below.

---------------------------- ----------------------------- ---------------- ------------------------- -------------------
                                                                                 Fund Accounting
    Administration Fees (a)           Custody Fees               Fund           Asset Based Fees
                                                               Accounting                                   Blue Sky
   Average Net      Annual       Average Net      Annual         Fees        Average Net     Annual      Administration
     Assets          Rate          Assets          Rate        (monthly)       Assets         Rate        Fees (annual)
----------------- ---------- ------------------- --------- ---------------- -------------- ---------- -------------------
First $50 Million    0.125%   First $100 Million   0.02%        $4,500        All Assets      0.01%      $150 per state
Next $50 Million     0.100%   Over $100 Million   0.009%
Over $100 Million    0.075%
----------------- ---------- ------------------- --------- ---------------- -------------- ---------- -------------------

(a) Subject to a minimum fee of $2,000 per month.

Distributor                               incur  certain  costs,  which  may not
Capital Investment Group, Inc. (the exceed 0.25% per annum of the average "Distributor") serves as the Fund's daily net assets of the Investor Class principal underwriter and distributor. Shares or 1.00% per annum of the The Distributor receives any sales average daily net assets of the Class charges imposed on purchases of shares B or Class C Shares for each year and re-allocates a portion of such elapsed subsequent to adoption of the charges to dealers through whom the Plans, for payment to the Distributor sale was made, if any. For the year and others for items such as ended May 31, 2005, the Distributor advertising expenses, selling retained sales charges in the amount expenses, commissions, travel, or
of $6,111.                                other expenses  reasonably intended to
                                          result  in  sales  of  Investor  Class
Certain  Trustees  and officers of the    Shares,  Class B  Shares  and  Class C
Trust   are  also   officers   of  the    Shares   in  the   Fund   or   support
Advisor,   the   Distributor   or  the    servicing     of    those     classes'
Administrator.                            shareholder    accounts.    The   fund
                                          incurred   $51,562,    $150,596,   and
3.   Distribution and Service Fees        $92,121,  in distribution  and service
                                          fees under the Plans  with  respect to
The Trustees, including a majority of Investor Class Shares, Class B Shares, the Trustees who are not "interested and Class C Shares, respectively, for
persons"  of the Trust as  defined  in    the fiscal year ended May 31, 2005.
the  Act,  adopted   distribution  and
service  plans  pursuant to Rule 12b-1    4.   Purchases and Sales of Investment
of the Act (the "Plans") applicable to         Securities
the  Investor  Class  Shares,  Class B
Shares  and  Class C  Shares.  The Act    For the year ended May 31,  2005,  the
regulates   the   manner  in  which  a    aggregate   cost  of   purchases   and
regulated   investment   company   may    proceeds   from  sales  of  investment
assume costs of distributing and securities (excluding short-term promoting the sales of its shares and securities) are shown in the table on
servicing of its shareholder accounts.    the following page:
The  Plan  provides  that the Fund may
                                                                     (Continued)

WISDOM FUND

Notes to Financial Statements
________________________________________________________________________________

----------------- -----------------       losses or  deductions  the Fund may be
    Purchases       Proceeds from         able  to  offset  against  income  and
       of              Sales of           gains  realized in future  years,  and
    Securities        Securities          (3)   unrealized    appreciation    or
----------------- -----------------       depreciation    of   investments   for
   $18,469,159       $16,739,874          federal income tax purposes.
----------------- -----------------
                                          Accumulated  capital losses  represent
There  were no  purchases  or sales of    net capital loss  carryovers as of May
long-term U.S. Government  Obligations    31,  2005  that  may be  available  to
during the period ended May 31, 2005.     offset future  realized  capital gains
                                          and thereby reduce future taxable gain
5.   Federal Income Tax                   distributions.  For the year ended May
                                          31,  2005,  there  are no  accumulated
The tax components of capital shown in    capital losses.
the  table  on  the   following   page
represent:       (1)      distribution    Other  book  tax  differences  in  the
requirements  the  Fund  must  satisfy    current year primarily consist of post
under the income tax regulations,  (2)    October loss deferrals.

------------------------------- ----------------------- --------------------- ----------------------- ------------------------------
     Undistributed Ordinary          Undistributed       Accumulated Capital     Other Book to Tax
            Income                  Long-Term Gains             Losses              Differences            Net Tax Appreciation
------------------------------- ----------------------- --------------------- ----------------------- ------------------------------
             $0                       $1,866,461                 $0                   $8,175                    $7,150,396
------------------------------- ----------------------- --------------------- ----------------------- ------------------------------

The aggregate cost of investments and are noted below. The primary the composition of unrealized difference between book and tax appreciation and depreciation of appreciation or depreciation of investment securities for federal investments is wash sale loss
income tax purposes as of May 31, 2005    deferrals.

------------------------------- ----------------------------------------------- ----------------------------------------------------
      Federal Tax Cost              Aggregate Gross Unrealized Appreciation            Aggregate Gross Unrealized Depreciation
------------------------------- ----------------------------------------------- ----------------------------------------------------
        $41,345,220                             $7,696,757                                            $(546,361)
------------------------------- ----------------------------------------------- ----------------------------------------------------

The    amount   of    dividends    and    short-term  gains,  deferral  of  wash
distributions from net investment sale losses, foreign currency income and net realized capital gains transactions, net investment losses are determined in accordance with and capital loss carry-forwards. federal income tax regulations which Certain permanent differences such as may differ from generally accepted tax returns of capital and net
accounting      principles.      These    investment  losses,  if any,  would be
differences   are  due  to   differing    classified against capital.
treatments   for  items  such  as  net

____________________________________________________________________________________________________________________________________
                                                                 Distributions from

                                                               Long-Term Capital        Tax Return of           Net Investment
For the fiscal year ended              Ordinary Income              Gains                   Capital                    Loss
----------------------------------- ----------------------- ----------------------- ----------------------- ------------------------
May 31, 2005                                 $0                   $682,121                   $0                        $0
----------------------------------- ----------------------- ----------------------- ----------------------- ------------------------
May 31, 2004                                 $0                      $0                      $0                        $0
----------------------------------- ----------------------- ----------------------- ----------------------- ------------------------

6. Capital Share Transactions

____________________________________________________________________________________________________________________________________
For the Years ended May 31,                               Institutional Class                          Investor Class
                                                      2005                  2004                 2005                  2004
---------------------------------------------- -------------------- --------------------- -------------------- ---------------------
Transactions in Fund Shares
        Shares sold                                  18,062                50,016              289,599                599,999
        Reinvested distributions                      5,065                     0               20,312                      0
        Shares repurchased                          (17,562)              (49,270)            (417,343)              (271,446)
Net Increase (Decrease) in Capital Share
Transactions                                          5,565                   746             (107,432)               328,553
Shares Outstanding, Beginning of Year               381,177               380,431            1,574,345              1,245,792
Shares Outstanding, End of Year                     386,742               381,177            1,466,913              1,574,345
---------------------------------------------- -------------------- --------------------- -------------------- ---------------------

                                                                     (Continued)

WISDOM FUND

Notes to Financial Statements
________________________________________________________________________________

6.  Capital Share  Transactions -(Continued)

____________________________________________________________________________________________________________________________________
For the Years ended May 31,                                        Class B                                   Class C
                                                        2005                  2004                 2005                  2004
---------------------------------------------- -------------------- --------------------- -------------------- ---------------------
Transactions in Fund Shares
        Shares sold                                   88,251               222,576              145,631               227,578
        Reinvested distributions                      16,025                     0                9,479                     0
        Shares repurchased                          (158,165)             (183,265)             (98,651)              (38,040)
Net (Decrease) Increase in Capital Share
Transactions                                         (53,889)               39,311               56,459               189,538
Shares Outstanding, Beginning of Year              1,206,269             1,166,958              701,203               511,666
Shares Outstanding, End of Year                    1,152,380             1,206,269              757,662               701,203
---------------------------------------------- -------------------- --------------------- -------------------- ---------------------

















                                                                     (Continued)

WISDOM FUND

Additional Information (Unaudited)
________________________________________________________________________________

7.  Information   about  Trustees  and    Statement of Additional Information of
Officers                                  the    Fund    includes     additional
                                          information   about  the  Trustee  and
The  business  and affairs of the Fund    officers  and  is  available,  without
and the  Trust are  managed  under the    charge,  upon  request by calling  the
direction of the Trustees. Information Fund toll-free at 1-800-773-3863. The concerning the Trustee and officers of address of each Trustee and officer, the Trust and Fund is set forth below. unless otherwise indicated below, is Generally, each Trustee and officer 116 South Franklin Street, Rocky
serves  an  indefinite  term or  until    Mount,   North  Carolina  27804.   The
certain  circumstances  such as  their    Trustee       received       aggregate
resignation,  death,  or  otherwise as    compensation   of  $3,250  during  the
specified in the Trust's fiscal year ended May 31, 2005 from organizational documents. Any Trustee the Fund for his services to the Fund may be removed at a meeting of and Trust. The officers did not
shareholders  by a  vote  meeting  the    receive compensation from the Fund for
requirements     of    the     Trust's    their services to the Fund and Trust.
organizational      documents.     The

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                                                                      Portfolios
                                                                                       in Fund
                        Position(s)  Length                                            Complex
   Name, Address,        held with   of Time          Principal Occupation(s)          Overseen       Other Directorships Held by
      And Age           Fund/Trust   Served            During Past 5 Years            by Trustee                Trustee
---------------------- ------------ --------- -------------------------------------- ------------- ---------------------------------
                                                            Independent Trustee
---------------------- ------------ --------- -------------------------------------- ------------- ---------------------------------
Jack E. Brinson, 73       Trustee     Since      Retired; Previously, President of         1       Independent   Trustee  -  Gardner
                                      1997       Brinson  Investment Co. (personal                 Lewis  Investment  Trust  for the
                                                 investments)   and  President  of                 three  series of that trust;  The
                                                 Brinson  Chevrolet,   Inc.  (auto                 Nottingham  Investment  Trust  II
                                                 dealership)                                       for the six series of that trust;
                                                                                                   Hillman    Capital     Management
                                                                                                   Investment   Trust  for  the  two
                                                                                                   series     of     that     trust;
                                                                                                   MurphyMorris Investment Trust and
                                                                                                   its one  series;  de  Leon  Funds
                                                                                                   Trust for the one  series of that
                                                                                                   trust;  Tilson  Investment  Trust
                                                                                                   for the two series of that trust;
                                                                                                   and The Piedmont Investment Trust
                                                                                                   for the one  series of that trust
                                                                                                   (all    registered     investment
                                                                                                   companies)
---------------------- ------------ --------- -------------------------------------- ------------- ---------------------------------
                                                                  Officers
---------------------- ------------ --------- -------------------------------------- ------------- ---------------------------------
C. Douglas Davenport,   President,    Since   President  (since  1998)  of  Atlanta      n/a                     n/a
54                      Treasurer,    2003    Investment  Counsel,  LLC (Adviser of
Atlanta Investment      Principal             the  Fund);  previously,  stockbroker
Counsel,LLC             Executive             at Lehman Brothers
3717 Haddon Hall Road,  Officer,
NW, Suite 200           and
Atlanta, GA  30327      Principal
                        Financial
                        Officer
---------------------- ------------ --------- -------------------------------------- ------------- ---------------------------------
Julian G. Winters, 36   Secretary    Since     Vice President-Compliance                 n/a                     n/a
                        and          2004      Administration (since 1998) of The
                        Assistant              Nottingham Company
                        Treasurer
---------------------- ------------ --------- -------------------------------------- ------------- ---------------------------------
Tracey L. Hendricks,    Assistant    Since     Vice President of Financial               n/a                     n/a
37                      Secretary    2004      Reporting, Tax, Internal Audit, and
                                               Compliance of The Nottingham
                                               Company  (Administrator to the Fund)
                                               since 2004; previously, Vice
                                               President of Special Projects of The
                                               Nottingham Company from 2000 to 2004
---------------------- ------------ --------- -------------------------------------- ------------- ---------------------------------

                (This page was intentionally left blank.)

Deloitte
                                                 Deloitte & Touche LLP
                                                 Two World Financial Center
                                                 New York, NY  10281-1414
                                                 USA

                                                 Tel: +1 212 436 2000
                                                 Fax: +1 212 436 5000
                                                 www.deloitte.com


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of New Providence Investment Trust and Shareholders of Wisdom Fund:

We have audited the accompanying statement of assets and liabilities of Wisdom Fund (the "Fund"), including the portfolio of investments, as of May 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the year then ended, and the financial highlights for each of the five years in the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the year then ended, and the financial highlights for each of the five years in the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

July 8, 2005

                                                       Member of
                                                       Deloitte Touche Tohmatsu

________________________________________________________________________________

                                   WISDOM FUND
________________________________________________________________________________


                 a series of the New Providence Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

Item 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)    There have been no amendments during the period covered by this report.

(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
       Item 12(a)(1) below.


Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees billed to the registrant for the last two fiscal years are described in the table below. These amounts represent aggregate fees billed by the registrant's independent accountant, Deloitte & Touche LLP ("Accountant"), in connection with the annual audit of the registrant's financial statements and for services normally provided by the Accountant in connection with statutory and regulatory filings.

        ----------------------------------- -------------- -------------
                     Fund                        2004          2005
        ----------------------------------- -------------- -------------
                  Wisdom Fund                 $ 10,500       $ 14,000
        ----------------------------------- -------------- -------------

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended May 31, 2004 or 2005 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in the last two fiscal years for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are described in the table below. These services were for the completion of the fund's federal, state, and excise tax returns.

        ----------------------------------- -------------- -------------
                     Fund                        2004          2005
        ----------------------------------- -------------- -------------
                  Wisdom Fund                  $ 4,875       $ 4,900
        ----------------------------------- -------------- -------------

(d) All Other Fees -There were no other fees billed by the Accountant, which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1) The registrant's board of trustees pre-approved the engagement of the Accountant for the last two fiscal years at audit committee meetings of the board of trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at audit committee meetings called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

   (2) There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)    Not Applicable.

(g) There were no non-audit fees billed by the Accountant for services rendered to the registrant, the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)    Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

       Not applicable.


Item 6. SCHEDULE OF INVESTMENTS.

       A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.


Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

       Not applicable.


Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

       Not applicable.


Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

       Not applicable.


Item 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

       None.


Item 11.CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12.EXHIBITS.

(a)(1) Code of Ethics  required  by Item 2 of Form  N-CSR is filed  herewith  as
       Exhibit 12.(a)(1).

(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3) Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 ________________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer


Date: July 20, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 ________________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer
                                 New Providence Investment Trust

Date: July 20, 2005